ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Schedule of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Investment Security Gains [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	[1]	$ 40	$ (2)	$ 2
Net Impairment Losses Recognized in Earnings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	[1]	(16)	11	(14)
Income Tax Expense Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	[1]	(5)	(2)	3
Net Of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	[1]	$ 19	$ 7	$ (9)

[1]	Amounts in parenthesis indicate expenses and other amounts indicate income.